ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SUMMIT MUNICIPAL MONEY MARKET FUND
Unaudited		January 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 99.6%
Alaska 1.2%
Alaska Housing Fin. Corp., Single Family
VRDN (Currently 3.68%) (1)(2)	2,285	2,285
Alaska Student Loan Corp., 5.45%, 7/1/07 (2)(3)	835	841
		3,126
Arizona 5.0%
Salt River Agricultural Improvement & Power, TECP
3.60%, 3/6/07	6,000	6,000
Salt River Agricultural Improvement & Power
VRDN (Currently 3.65%)	7,440	7,440
		13,440
California 0.9%
California Pollution Control Fin. Auth., Pacific Gas & Electric
3.50%, 12/1/23 (Tender 6/1/07) (2)(4)	2,500	2,499
		2,499
Colorado 0.7%
Colorado Student Obligation Bond Auth.
VRDN (Currently 3.55%) (2)(3)	2,000	2,000
		2,000
District of Columbia 5.8%
District of Columbia, American National Red Cross, TECP
3.55%, 4/5/07	1,000	1,000
District of Columbia, Medstar Univ. Hosp.
VR, 6.875%, 8/15/31 (Prerefunded 2/16/07) (6)	1,000	1,001
Metropolitan Washington Airports Auth., TECP
3.63%, 3/8/07 (2)	3,000	3,000
Metropolitan Washington Airports Auth.
VRDN (Currently 3.68%) (2)(5)	2,995	2,995
Metropolitan Washington Airports Auth.
VRDN (Currently 3.68%) (1)(2)	4,985	4,985
Metropolitan Washington Airports Auth.
VRDN (Currently 3.68%) (2)(5)	2,700	2,700
		15,681
Georgia 5.2%
Cobb County School District, GO, 4.00%, 12/31/07	2,500	2,510
Georgia, GO, 6.25%, 3/1/07	75	75
Georgia Housing & Finance Auth., Single Family
VRDN (Currently 3.58%) (2)	5,000	5,000
Lehman Municipal Trusts, Atlanta Airport
VRDN (Currently 3.60%) (2)(4)	5,000	5,000
Monroe County Dev. Auth., Oglethorpe Power, TECP
3.65%, 5/18/07 (3)	1,500	1,500
		14,085
Illinois 8.9%
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.68%) (2)(3)	1,875	1,875
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.68%) (2)(5)	2,000	2,000
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.68%) (2)(5)	4,000	4,000
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.68%) (1)(2)	6,245	6,245
Lake County, W. W. Grainger, VRDN (Currently 3.80%) (2)	1,500	1,500
Lehman Municipal Trusts, Illinois Housing, Single Family
VRDN (Currently 3.60%) (2)	8,375	8,375
		23,995
Indiana 6.9%
Gibson County, PCR, Toyota Motor Credit Corp.
VRDN (Currently 3.55%) (2)	2,000	2,000
Indiana Bond Bank, TAN, 4.25%, 1/31/08	2,000	2,012
Indiana Fin. Auth., Mittal Steel, VRDN (Currently 3.58%) (2)	4,500	4,500
Indiana Fin. Auth., PSI Energy, VRDN (Currently 3.57%) (2)	5,500	5,500
Indiana Housing & CDA, Single Family, 3.62%, 12/20/07 (2)	2,000	2,000
Indianapolis Local Public Improvement, Airport Auth.
3.68%, 1/1/19 (2)(3)	2,705	2,705
		18,717
Iowa 2.8%
Iowa Fin. Auth., Single Family, VRDN (Currently 3.66%) (2)	5,000	5,000
Iowa Fin. Auth., Single Family, VRDN (Currently 3.68%) (2)	2,555	2,555
		7,555
Kentucky 2.0%
Kentucky Asset Liability Commission, GO, TECP, 3.55%, 5/7/07	5,400	5,400
		5,400
Louisiana 4.1%
Saint Charles Parish, PCR, Shell Oil, VRDN (Currently 3.77%) (2)	5,000	5,000
Saint Charles Parish, PCR, Shell Oil, VRDN (Currently 3.79%) (2)	5,050	5,050
Saint Charles Parish, PCR, Shell Oil, VRDN (Currently 3.79%) (2)	1,000	1,000
		11,050
Maine 0.7%
Maine Housing Auth., Single Family, VR, 3.62%, 11/15/34
(Tender 12/17/07) (2)	2,000	2,000
		2,000
Maryland 4.2%
Maryland CDA, Residential, 3.72%, 9/12/07 (2)	4,205	4,205
Maryland HHEFA, TECP, 3.65%, 5/18/07	1,000	1,000
Montgomery County Housing Opportunities Commission
Single Family, 3.57%, 10/26/07 (2)	6,295	6,295
		11,500
Michigan 1.4%
Michigan, GO, TAN, 4.25%, 9/28/07	2,590	2,601
Wayne County Airport Auth., VRDN (Currently 3.68%) (1)(2)	1,075	1,075
		3,676
Mississippi 0.0%
Mississippi, GO, 5.25%, 7/1/07	100	101
		101
Montana 0.8%
Montana Board of Housing, Single Family
VRDN (Currently 3.68%) (2)	2,220	2,220
		2,220
Nebraska 1.1%
Douglas County, Waste Management
VRDN (Currently 3.66%) (2)	3,000	3,000
		3,000
Nevada 1.1%
Clark County, IDRB, PCR, Southwest Gas Corp.
VRDN (Currently 3.58%) (2)	3,000	3,000
		3,000
New Jersey 0.9%
New Jersey, GO, TRAN, 4.50%, 6/22/07	2,500	2,509
		2,509
North Carolina 6.3%
Charlotte, GO, TECP, 3.52%, 2/1/07	3,000	3,000
Charlotte, GO, TECP, 3.60%, 2/1/07	2,000	2,000
Charlotte, TECP, 3.59%, 2/7/07	2,500	2,500
Charlotte, VRDN (Currently 3.68%) (1)(2)	3,000	3,000
North Carolina Capital Fac. Fin. Agency, Duke Energy
VRDN (Currently 3.66%) (2)	6,600	6,600
North Carolina Housing Fin. Agency, Single Family
VRDN (Currently 3.55%) (2)	100	100
		17,200
Ohio 2.5%
Ohio, BP Amoco, VRDN (Currently 3.77%) (2)	2,700	2,700
Ohio Air Quality Dev. Auth., Dayton Power & Light
VRDN (Currently 3.67%) (2)(4)	4,165	4,165
		6,865
Pennsylvania 1.8%
Allegheny County Hosp. Dev. Auth., Univ. of Pittsburgh Medical
Center, VRDN (Currently 3.74%)	4,604	4,604
Pennsylvania, GO, 5.25%, 2/1/07	200	200
		4,804
South Carolina 0.1%
South Carolina, Highway, GO, 5.00%, 4/1/07	150	150
		150
South Dakota 2.4%
South Dakota HEFA, Sioux Valley Hosp.
VRDN (Currently 3.67%)	2,895	2,895
South Dakota Housing Dev. Agency, Single Family
VRDN (Currently 3.68%) (2)	3,690	3,690
		6,585
Texas 17.6%
Dallas/Fort Worth Airport, VRDN (Currently 3.68%) (2)(5)	2,495	2,495
Dallas/Fort Worth Airport, VRDN (Currently 3.68%) (1)(2)	8,875	8,875
Gulf Coast IDA, CITGO Petroleum, VRDN (Currently 3.79%) (2)	4,300	4,300
Gulf Coast Waste Disposal Auth., BP Amoco
VRDN (Currently 3.79%) (2)	1,200	1,200
Hockley County Ind. Dev. Corp., BP Amoco
3.65%, 3/1/14 (Tender 3/1/07)	1,000	1,000
Houston Airport System, VRDN (Currently 3.68%) (2)(5)	3,910	3,910
North Texas Higher Educ. Auth., VRDN (Currently 3.55%) (2)	6,600	6,600
Port of Houston Auth., GO, TECP, 3.62%, 2/7/07 (2)	6,100	6,100
Port of Houston Auth., GO, TECP, 3.66%, 4/11/07 (2)	6,200	6,200
San Antonio Water System, TECP, 3.58%, 4/5/07	2,250	2,250
Texas Turnpike Auth., Central Texas, BAN, 5.00%, 6/1/07	200	201
Univ. of Texas, Board of Regents, TECP, 3.60%, 4/2/07	2,500	2,500
Univ. of Texas, Board of Regents, TECP, 3.60%, 4/3/07	2,000	2,000
		47,631
Utah 2.9%
Salt Lake County Solid Waste, Rio Tinto
VRDN (Currently 3.55%) (2)	7,800	7,800
		7,800
Vermont 1.3%
Vermont Ed. & Health Buildings Fin. Agency
Middlebury College, 3.72%, 5/1/28 (Tender 5/1/07)	1,500	1,500
Vermont Ed. & Health Buildings Fin. Agency
Middlebury College, VR, 3.58%, 11/1/32 (Tender 11/1/07)	2,000	2,000
		3,500
Virginia 6.8%
Newport News, GO, BAN, 4.50%, 4/11/07	5,000	5,009
Virginia HDA, Single Family, VRDN (Currently 3.58%) (2)	5,990	5,990
Virginia HDA, Single Family, VRDN (Currently 3.58%) (2)	7,400	7,400
		18,399
Washington 3.0%
Port of Seattle, 5.50%, 2/1/07 (1)(2)	100	100
Port of Seattle, VRDN (Currently 3.58%) (2)(5)	4,995	4,995
Washington State Housing Fin. Commission, Single Family
VRDN (Currently 3.68%) (2)	2,940	2,940
		8,035
Wyoming 1.2%
Wyoming CDA, VRDN (Currently 3.68%) (2)	3,265	3,265
		3,265
Total Municipal Securities (Cost $269,788)		269,788
Total Investments in Securities
99.6% of Net Assets (Cost $269,788)		$269,788

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Interest subject to alternative minimum tax
(3)	Insured by AMBAC Assurance Corp.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Insured by Financial Security Assurance Inc.
(6)	Prerefunded date is used in determining portfolio maturity.
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Money Market Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $269,788,000.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited		January 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.0%
Alabama 1.1%
Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (1)	1,300	1,318
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	1,750	1,807
Jefferson County Sewer, 5.50%, 2/1/40
(Prerefunded 2/1/11) (2)(3)	2,500	2,675
		5,800
Alaska 1.1%
Alaska HFC, Single Family, 5.75%, 12/1/11 (4)	485	497
Alaska Int'l. Airport, 5.00%, 10/1/13 (1)(4)	2,000	2,106
Anchorage, GO, 5.00%, 3/1/20 (1)	3,255	3,455
		6,058
Arizona 1.7%
Arizona HFA, Blood Systems, 4.00%, 4/1/09	960	957
Arizona HFA, Blood Systems, 5.00%, 4/1/18	1,325	1,365
Arizona School Fac. Board, 5.50%, 7/1/13
(Prerefunded 7/1/11) (2)	3,500	3,741
Salt River Agricultural Improvement & Power, 5.25%, 1/1/15	1,500	1,607
Tempe IDA, Friendship Village, 5.375%, 12/1/13	1,500	1,509
		9,179
Arkansas 0.2%
Univ. of Arkansas, 5.00%, 11/1/26 (1)	1,000	1,052
		1,052
California 6.6%
California, GO, 5.00%, 2/1/11	1,500	1,566
California, GO, 5.00%, 11/1/12	85	89
California, GO, 5.00%, 11/1/12 (Prerefunded 11/1/11) (2)	165	175
California, GO, 5.00%, 3/1/14	2,800	2,988
California, GO, 5.00%, 9/1/24	2,900	3,065
California, GO, 5.00%, 11/1/24	700	724
California, GO, 5.50%, 11/1/33	1,000	1,086
California, GO, Economic Recovery, 5.25%, 1/1/11	1,000	1,054
California, GO, Economic Recovery, 5.25%, 7/1/12	1,170	1,254
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11 (11)	2,800	2,977
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (5)	2,320	2,528
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	1,400	1,461
California Public Works Board, Univ. of California Regents
5.00%, 10/1/25	2,070	2,200
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	200	213
Chabot-Las Positas Community, Captial Appreciation Bonds
Election 2004-B, GO, Zero Coupon, 8/1/27 (5)	3,435	1,285
Long Beach Harbor, 5.00%, 5/15/18 (1)	1,500	1,611
Los Angeles Community College Dist., GO, 5.00%, 8/1/24 (6)	2,000	2,121
Port of Oakland, 5.00%, 11/1/11 (1)(4)	1,000	1,045
San Diego Unified School Dist., 5.00%, 7/1/16 (1)	4,705	5,119
Tobacco Securitization Auth. of Southern California
5.625%, 6/1/43 (Prerefunded 6/1/12) (2)	2,000	2,180
Univ. of California Regents, 5.00%, 5/15/19 (6)	1,215	1,295
		36,036
Colorado 0.2%
Colorado HFA, Evangelical Lutheran, 5.00%, 6/1/16	1,200	1,254
		1,254
Connecticut 1.2%
Connecticut, GO, 5.25%, 6/15/13 (Prerefunded 6/15/09) (2)(3)	2,850	2,974
Mashantucket Western Pequot Tribe, 5.60%, 9/1/09 (7)	200	205
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (7)	500	513
Mohegan Tribe Indians Gaming Auth., Public Improvement
5.00%, 1/1/08	100	101
Mohegan Tribe Indians Gaming Auth., Public Improvement
5.50%, 1/1/13	1,120	1,165
Mohegan Tribe Indians Gaming Auth., Public Improvement
6.25%, 1/1/31	450	478
Univ. of Connecticut, Student Fee, 5.25%, 11/15/16 (3)	1,240	1,341
		6,777
Delaware 1.1%
Delaware River & Bay Auth., 5.00%, 1/1/21 (1)	1,000	1,063
Delaware Transportation Auth., 5.00%, 7/1/08 (1)	1,500	1,526
New Castle County, Newark Charter School, 5.00%, 9/1/26	500	512
Sussex County, Cadbury Lewes Project, 5.90%, 1/1/26	860	905
Wilmington, GO, 5.375%, 6/1/16 (3)	1,925	2,059
		6,065
District of Columbia 1.5%
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/08 (1)(4)	1,650	1,694
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/12 (3)(4)	2,750	2,951
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/18 (1)(4)	2,350	2,500
Washington Metropolitan Area Transit Auth., 5.00%, 1/1/12 (1)	1,000	1,055
		8,200
Florida 18.8%
Broward County, Airport, 5.25%, 10/1/10 (1)(4)	2,000	2,057
Broward County, GO, 5.25%, 1/1/15	2,000	2,120
Broward County, GO, 5.25%, 1/1/18	3,220	3,399
Broward County, GO, 5.25%, 1/1/21	1,000	1,056
Broward County, Water & Sewer Utilities, 5.00%, 10/1/15 (5)	1,425	1,520
Collier County, Gas Tax, 5.25%, 6/1/14 (5)	500	537
Delray Beach, Decade of Excellence, GO, 5.00%, 2/1/13 (6)	1,000	1,061
Duval County School Dist., GO, COP, 5.75%, 7/1/16 (6)	2,000	2,087
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	15	15
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	135	135
Florida, Ed. Lottery, 5.375%, 7/1/14 (3)	2,000	2,116
Florida, Ed. Lottery, 5.50%, 7/1/12 (Prerefunded 7/1/10) (2)(3)	2,500	2,659
Florida, Ed. Lottery, 5.50%, 7/1/13 (Prerefunded 7/1/10) (2)(3)	2,200	2,340
Florida, Ed. Lottery, 5.50%, 7/1/16 (3)	1,000	1,062
Florida Board of Ed., Capital Outlay, GO, 5.00%, 6/1/12 (3)	1,250	1,319
Florida Board of Ed., Capital Outlay, GO, 5.125%, 6/1/13	5,000	5,193
Florida Board of Ed., Capital Outlay, GO, 5.25%, 6/1/14	1,250	1,331
Florida Board of Ed., GO, 5.00%, 6/1/08	1,000	1,017
Florida Dept. of Environmental Protection, 5.25%, 7/1/14 (3)	3,250	3,499
Florida Dept. of Natural Resources, Documentary Stamp Tax
5.50%, 7/1/09 (6)	3,000	3,118
Florida Dept. of Natural Resources, Documentary Stamp Tax
6.00%, 7/1/08 (5)	2,645	2,727
Florida DOT, GO, 5.00%, 7/1/21	1,000	1,057
Florida DOT, Turnpike Auth., 5.25%, 7/1/11
(Prerefunded 7/1/08) (1)(2)	1,950	2,011
Greater Orlando Aviation Auth., 5.00%, 10/1/15 (6)	2,250	2,380
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/18	1,600	1,673
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/19	1,615	1,685
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/21	1,100	1,144
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/29 (Tender 11/16/09)	3,000	3,075
Hillsborough County Aviation Auth., 5.25%, 10/1/09 (1)(4)	2,055	2,124
Hillsborough County School Dist., 5.375%, 10/1/14
(Prerefunded 10/1/11) (2)(5)	1,500	1,601
Jacksonville, Entitlement Revenue, 5.375%, 10/1/17 (3)	1,000	1,071
Jacksonville, Excise Tax, 5.00%, 10/1/23 (5)	1,875	1,986
Jacksonville, Excise Tax, 5.25%, 10/1/19 (1)(4)	1,500	1,586
Jacksonville HFA, Baptist Health, 5.00%, 8/15/11 (1)	750	761
Kissimmee, Water & Sewer, 5.50%, 10/1/11 (3)(8)	1,500	1,578
Kissimmee Utility Auth., 5.00%, 10/1/16 (5)	2,260	2,432
Lee County, Solid Waste, 5.25%, 10/1/08 (1)(4)	3,650	3,734
Martin County, Utility Systems, 5.50%, 10/1/16 (3)	1,260	1,360
Miami-Dade County, Parks Program, GO, 5.25%, 11/1/16 (1)	660	699
Miami-Dade County, Public Service, 5.00%, 4/1/20 (1)	1,135	1,214
Miami-Dade County EFA, University of Miami, 5.00%, 4/1/18 (5)	1,750	1,856
Middle Village Community Dev. Dist., 5.00%, 5/1/09	80	80
Orange County, Sales Tax, 5.00%, 1/1/14 (3)	1,550	1,641
Orange County, Sales Tax, 5.125%, 1/1/16 (3)	2,580	2,737
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20	1,245	1,320
Orlando-Orange County Expressway Auth., 6.50%, 7/1/10 (3)	1,000	1,085
Osceola County, Tourist Dev., GO, 5.50%, 10/1/16 (3)	1,000	1,081
Palm Beach County, Criminal Justice Fac., 5.75%, 6/1/13 (3)	3,700	4,092
Paseo CDD, 5.00%, 2/1/11	1,050	1,046
Polk County, Transportation Improvement, 5.625%, 12/1/15
(Prerefunded 12/1/10) (2)(6)	500	537
Preserve at Wilderness Lake CDD., 5.00%, 5/1/09	20	20
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/17 (5)	1,775	1,851
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/21 (5)	2,080	2,206
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15 (5)	2,000	2,120
Reedy Creek Improvement Dist., Utility System
5.00%, 10/1/20 (5)	1,025	1,092
Reedy Creek Improvement Dist., Utility System
5.125%, 10/1/14 (Prerefunded 10/1/09) (1)(2)	1,525	1,593
St. Augustine, 5.00%, 10/1/24 (5)	2,400	2,529
St. John's County IDA, Glenmoor, 5.00%, 1/1/16	400	400
Seven Oaks CDD, II, 5.00%, 5/1/09	1,120	1,127
West Orange Healthcare Dist., 5.50%, 2/1/10	800	829
		102,781
Georgia 2.8%
Atlanta Airport, 5.00%, 1/1/27 (6)	2,800	2,932
Chatham County Hosp. Auth., Memorial Medical Center
5.50%, 1/1/34	1,000	1,058
Cobb-Marietta Water Auth., 5.50%, 11/1/14	1,515	1,671
Fulton County Water & Sewer Auth., 5.00%, 1/1/21 (3)	2,180	2,300
Gainesville Redevelopment Auth., Riverside Military Academy
5.00%, 3/1/11	740	758
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/14 (Prerefunded 11/1/09) (2)	3,000	3,185
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/18 (Prerefunded 11/1/10) (2)	1,955	2,108
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	810	889
Savannah Economic Dev. Auth., Savannah College of Art &
Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (2)	200	218
		15,119
Hawaii 2.4%
Hawaii, GO, 5.50%, 2/1/11 (6)	1,050	1,116
Hawaii Airports System, 5.25%, 7/1/21 (3)(4)	3,000	3,110
Hawaii Airports System, 6.00%, 7/1/19 (3)(4)	5,000	5,348
Hawaii Dept. of Budget & Fin., Wilcox Memorial Hosp.
5.50%, 7/1/09	1,300	1,334
Honolulu, GO, 5.00%, 7/1/10 (1)	2,000	2,077
		12,985
Idaho 0.1%
Nez Perce County PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	400	452
		452
Illinois 3.8%
Chicago, GO, 5.50%, 1/1/09 (1)	1,000	1,032
Chicago O' Hare Int'l. Airport, 5.00%, 1/1/10 (1)	3,600	3,712
Chicago Park District, 5.75%, 1/1/16
(Prerefunded 1/1/11) (2)(3)	845	905
Chicago Park District, GO, 5.75%, 1/1/16 (3)	155	165
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11) (2)(5)	2,000	2,147
Illinois, GO, 5.50%, 8/1/16 (1)	1,250	1,348
Illinois Dev. Fin. Auth., IDRB, Waste Management
5.85%, 2/1/07 (4)	1,165	1,165
Illinois HFA, Edward Health Services, 5.00%, 2/15/09 (5)	500	511
Illinois HFA, Hinsdale Hosp., 7.00%, 11/15/19 (8)	260	272
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	900	954
Illinois Toll Highway Auth., 5.00%, 1/1/18 (6)	4,500	4,799
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 5.375%, 12/15/17 (3)	1,000	1,049
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 5.375%, 12/15/18 (3)	2,500	2,619
		20,678
Indiana 0.1%
St. Joseph County, Holy Cross, 5.55%, 5/15/19	230	233
St. Joseph County, Holy Cross, 6.00%, 5/15/26	250	266
St. Joseph County, Madison Center, 5.25%, 2/15/07	295	295
		794
Iowa 0.2%
Tobacco Settlement Auth., 5.375%, 6/1/38	1,000	1,040
		1,040
Kansas 0.4%
Johnson County Union School Dist. 233, Olathe, GO
5.00%, 9/1/10 (3)	1,290	1,343
Wyandotte County Unified Gov't., 4.75%, 12/1/16	250	255
Wyandotte County Unified Gov't., 5.00%, 12/1/20	400	414
		2,012
Louisiana 0.7%
Louisiana, Gas & Fuels Tax, 5.00%, 5/1/24 (9)	2,100	2,219
Louisiana, GO, 5.00%, 8/1/18 (1)	1,700	1,813
		4,032
Maryland 4.6%
Anne Arundel County, GO, 5.00%, 3/1/17	4,110	4,420
Baltimore Convention Center Hotel, 5.00%, 9/1/16	755	767
Baltimore County, Catholic Health Initiatves, 5.00%, 9/1/18	750	798
Charles County, GO, 5.00%, 3/1/13	1,810	1,928
Maryland DOT, 5.00%, 5/1/08	2,000	2,032
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/13 (4)(6)	3,250	3,513
Maryland Economic Dev. Corp., Chesapeake Bay
7.625%, 12/1/22 (Prerefunded 12/1/09) (2)	750	834
Maryland Economic Dev. Corp., Chesapeake Bay
7.73%, 12/1/27 (Prerefunded 12/1/09) (2)	800	891
Maryland Economic Dev. Corp., Chesapeake Hyatt
5.00%, 12/1/16	1,250	1,270
Maryland Economic Dev. Corp., Chesapeake Hyatt
5.00%, 12/1/31	500	501
Maryland Energy Fin. Administration, Baltimore Wastewater
6.30%, 12/1/10 (4)	205	209
Maryland HHEFA, Doctor's Community Hosp., 5.50%, 7/1/24	70	70
Maryland HHEFA, Kings Farm Presbyterian Community
5.00%, 1/1/17	800	801
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/14	500	532
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/19	1,415	1,496
Montgomery County, GO, 5.25%, 10/1/14	2,700	2,890
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.50%, 4/1/11 (4)(5)	1,635	1,728
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.50%, 4/1/16 (4)(5)	500	534
		25,214
Massachusetts 0.7%
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (2)	1,300	1,407
Massachusetts, 5.75%, 9/1/14 (Prerefunded 9/1/09) (2)	2,000	2,116
Massachusetts Water Pollution Abatement Trust
6.00%, 8/1/15 (Prerefunded 8/1/09) (2)	470	500
		4,023
Michigan 1.5%
Detroit City School Dist., 5.50%, 5/1/18 (Prerefunded 5/1/12)
(2)(6)	1,750	1,891
Detroit City School Dist., Building & Site Improvement, GO
5.00%, 5/1/08 (3)	1,000	1,016
Michigan Hosp. Fin. Auth., Mercy Health Services
5.00%, 8/15/12 (8)	1,395	1,418
Michigan Municipal Bond Auth., Clean Water Fund
5.00%, 10/1/22	2,000	2,136
Wayne County Charter Airport, 5.25%, 12/1/11 (1)(4)	1,500	1,544
		8,005
Minnesota 0.9%
Minneapolis, Convention Center, GO, 5.00%, 12/1/10	1,255	1,311
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/17 (Prerefunded 1/1/11) (2)(3)	2,000	2,123
Southern Minnesota, Power Supply, 5.25%, 1/1/13 (5)	1,400	1,503
		4,937
Missouri 0.7%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	180	180
Missouri Highway & Transportation Commission
5.00%, 5/1/23	1,450	1,547
St. Louis Municipal Fin. Corp., City Justice Center
5.375%, 2/15/14 (5)	1,865	1,997
		3,724
Nebraska 0.2%
Univ. of Nebraska, Board of Regents, 5.00%, 7/1/28	1,000	1,039
		1,039
Nevada 1.2%
Clark County, GO, 5.50%, 6/1/16 (Prerefunded 6/1/11) (2)(3)	2,000	2,135
Clark County IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	700	735
Clark County IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13) (4)	500	531
Clark County School Dist., GO, 5.00%, 6/15/16 (6)	2,570	2,738
Nevada Dept. of Business & Industry, Las Ventanas
6.75%, 11/15/23	400	407
		6,546
New Jersey 2.3%
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/15	2,000	2,178
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/12	400	409
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/18	400	407
New Jersey HFFA, Childrens Specialized Hospital
5.00%, 7/1/14	600	615
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (1)	1,500	1,561
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (8)	3,400	3,669
Salem County Pollution Control Fin. Auth., PCR, PSEG Power
5.75%, 4/1/31 (4)	200	212
Tobacco Settle Fin., 5.00%, 6/1/16	1,750	1,802
Tobacco Settlement Fin. Corp., 6.00%, 6/1/37
(Prerefunded 6/1/12) (2)	1,455	1,604
		12,457
New Mexico 0.4%
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	2,000	2,106
		2,106
New York 9.8%
Albany Parking Auth., 5.25%, 10/15/12	640	665
Dormitory Auth. of the State of New York, 5.25%, 11/15/23
(Tender 5/15/2012)	1,000	1,061
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/19 (3)	3,000	3,187
Dormitory Auth. of the State of New York, Mount Sinai NYU
Health, 5.00%, 7/1/11	600	605
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/20 (6)	1,000	1,065
Dormitory Auth. of the State of New York, State Univ.
5.25%, 7/1/19 (1)	2,200	2,397
New York City, GO, 5.00%, 8/1/16	2,000	2,118
New York City, GO, 5.00%, 4/1/20	4,000	4,216
New York City, GO, 5.00%, 4/1/21 (3)	3,915	4,149
New York City, GO, 5.00%, 8/1/21	3,550	3,744
New York City, GO, 5.25%, 8/1/11	3,500	3,694
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	2,900	3,081
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	1,000	1,073
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (4)	4,250	4,409
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (4)	1,000	1,073
New York City Transitional Fin. Auth., 5.00%, 11/1/14	4,000	4,301
New York City, HDA, HUD Capital Funding Program
5.00%, 7/1/19 (3)	1,500	1,596
New York State Environmental Fac., New York City Municipal
Water Fin. Auth., 6.875%, 6/15/10	40	40
New York State Housing Fin. Agency, 5.85%, 9/15/09	300	307
New York Urban Dev. Corp., 5.50%, 1/1/17
(Prerefunded 1/1/11) (2)	145	154
New York Urban Dev. Corp., 5.50%, 1/1/17	1,905	2,015
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (3)(4)	1,000	1,010
Tobacco Settlement Fin. Corp., 5.50%, 6/1/16	3,000	3,195
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19 (3)	3,080	3,349
TSASC, Tobacco Settlement, 5.75%, 7/15/32
(Prerefunded 7/15/12) (2)	1,000	1,097
		53,601
North Carolina 1.4%
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/11	3,500	3,677
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/12	1,200	1,279
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/14	130	141
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	753
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	1,875	2,016
		7,866
North Dakota 0.2%
Ward County, Trinity Health, 5.125%, 7/1/17	1,000	1,048
		1,048
Ohio 0.9%
Cuyahoga County Hosp., Cleveland Clinic Obligation Group
6.00%, 1/1/32	2,500	2,742
Dayton IDRB, PCR, Emery Air Freight, 6.05%, 10/1/09	625	657
Ohio Higher Ed. Fac., Denison Univ., 5.125%, 11/1/21	1,525	1,610
		5,009
Oklahoma 0.7%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	1,305	1,451
Oklahoma Transportation Auth., 5.25%, 1/1/16 (5)	2,285	2,428
		3,879
Oregon 1.1%
Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12) (2)	2,330	2,535
Portland Sewer, 5.00%, 6/15/12 (1)	2,065	2,184
Western Generation Agency, Wauna Cogeneration
5.00%, 1/1/16 (10)	1,395	1,478
		6,197
Pennsylvania 1.2%
Allegheny County Sanitary Auth., 5.75%, 12/1/16
(Prerefunded 12/1/10) (1)(2)	1,410	1,517
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25 (Prerefunded 1/1/13) (2)	400	464
Pennsylvania Econ. Dev. Fin. Auth., IDRB, Reliant Energy
6.75%, 12/1/36 (4)	750	827
Pennsylvania Inter-Government Cooperative Auth.
5.25%, 6/15/13 (3)	1,500	1,548
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.85%, 5/15/13	500	511
Souderton Area School Dist., GO, 5.00%, 11/15/18 (3)	1,700	1,817
		6,684
Puerto Rico 2.0%
Puerto Rico, Government Dev. Bank, GO, TECP, 4.05%, 4/17/07	550	550
Puerto Rico Commonwealth Government Dev. Bank, GO
5.00%, 12/1/08	2,250	2,293
Puerto Rico Electric Power Auth., 5.25%, 7/1/12 (6)	1,000	1,072
Puerto Rico Electric Power Auth., 5.25%, 7/1/14 (1)	2,000	2,070
Puerto Rico Ind., Tourism, Ed., Medical & Environmental
Ascension Health, 6.375%, 11/15/15	750	815
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (2)	4,000	4,313
		11,113
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	400	448
		448
South Carolina 4.2%
Charleston Water & Sewer, 5.125%, 1/1/13	1,000	1,068
South Carolina Public Service Auth., 5.00%, 1/1/20 (6)	5,000	5,258
South Carolina Public Service Auth., 5.50%, 1/1/12 (6)	3,500	3,763
South Carolina State Highway, GO, 5.00%, 4/1/17	5,000	5,258
South Carolina Transportation Infrastructure Bank
5.00%, 10/1/21 (5)	4,110	4,374
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/12 (Prerefunded 10/1/09) (2)(5)	2,040	2,149
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/15 (5)	1,240	1,327
Tobacco Settlement Revenue Management, 6.375%, 5/15/28	20	22
		23,219
Tennessee 2.3%
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(4)	900	974
Metropolitan Nashville & Davidson County HEFB, Vanderbilt
Univ., 5.00%, 10/1/44 (Tender 4/1/10) (1)	4,000	4,132
Shelby County, Public Improvement, GO, 5.00%, 3/1/11 (6)	2,275	2,379
Tennessee Energy Acquisition Corp., Goldman Sachs
5.00%, 9/1/13	2,000	2,114
Tennessee Energy Acquisition Corp., Goldman Sachs
5.00%, 9/1/12	2,150	2,261
Tennessee Housing Dev. Agency, Single Family Housing
4.95%, 7/1/10 (4)	420	430
Tennessee Housing Dev. Agency, Single Family Housing
5.05%, 7/1/11 (4)	355	364
		12,654
Texas 8.5%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
5.40%, 11/15/09	845	865
Austin, GO, 5.00%, 9/1/17 (1)	3,300	3,520
Brazos River Auth., TXU Energy, 5.75%, 5/1/36
(Tender 11/1/11) (4)	380	402
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (3)(4)	1,500	1,578
Harris County, GO, 5.00%, 10/1/23	400	415
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12	2,145	2,238
Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11) (2)(6)	3,000	3,174
Houston Airport, 5.20%, 7/1/18 (3)(4)	2,000	2,045
Houston Water & Sewer, 5.25%, 5/15/22 (6)	1,850	1,985
Lower Colorado River Auth., 5.75%, 5/15/11 (6)	3,370	3,542
Lower Colorado River Auth., 5.875%, 5/15/14 (6)	1,750	1,843
North East Independent School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10) (2)	2,300	2,446
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22
(Tender 11/1/11)	170	179
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	650	703
San Antonio, 5.00%, 8/1/10 (8)	25	26
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12) (2)	15	16
San Antonio, GO, 5.00%, 8/1/10	1,475	1,532
San Antonio, GO, 5.50%, 2/1/19	1,485	1,588
San Antonio Electric & Gas, 5.00%, 2/1/19	3,280	3,472
Tarrant County Health Fac. Dev. Corp., Baylor Health Center
5.375%, 11/15/21	1,000	1,058
Tarrant County Health Fac. Dev. Corp., Texas Health Resources
5.75%, 2/15/10 (1)	3,000	3,113
Tarrant County Health Facs. Dev., Baylor Health Center
5.25%, 11/15/23	4,000	4,198
Texas A&M Univ., 5.00%, 5/15/25	2,400	2,526
Texas Turnpike Auth., 5.00%, 6/1/08	1,000	1,016
Univ. of Texas, Board of Regents, 5.25%, 8/15/17
(Prerefunded 8/15/14) (2)	2,950	3,220
		46,700
Utah 0.0%
Utah Housing Fin. Auth., Single-Family, 6.00%, 7/1/10 (4)	70	71
		71
Virgin Islands 0.3%
Virgin Islands PFA, 5.25%, 10/1/20	1,000	1,064
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (4)	200	219
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (4)	150	166
		1,449
Virginia 7.8%
Arlington County, Public Improvement, GO, 5.00%, 5/15/17	1,500	1,620
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13
(Prerefunded 7/1/11) (2)	2,000	2,151
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (4)	500	542
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,000	1,071
Fairfax County, Public Improvement, GO, 5.25%, 4/1/13	2,800	3,029
Fairfax County, Sewer Revenue, 5.00%, 7/15/27	2,395	2,526
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/27	1,000	1,035
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/16 (1)	2,000	2,144
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/23 (1)	2,000	2,115
James City County EDA, 5.00%, 6/15/24 (6)	4,785	5,108
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	250	267
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32
(Prerefunded 6/1/12) (2)	1,000	1,116
Pocahontas Parkway Assoc., 5.50%, 8/15/28
(Prerefunded 8/15/08) (2)	700	732
Portsmouth, Public Improvement, GO, 5.50%, 6/1/14 (3)	555	567
Portsmouth, Public Improvement, GO, 5.50%, 6/1/14
(Prerefunded 6/1/08) (2)(3)	1,445	1,479
Spotsylvania County, GO, 5.00%, 1/15/23 (6)	1,390	1,486
Town of Leesburg, Public Improvement, GO, 5.50%, 1/15/11 (3)	1,145	1,218
Virginia Beach, Public Improvement, GO, 5.00%, 1/15/10	1,950	2,017
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	2,705	2,868
Virginia College Building Auth., Public Higher Ed. Fin.
5.50%, 9/1/14 (Prerefunded 9/1/10) (2)	3,070	3,248
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	3,350	3,587
Virginia Port Auth., 5.50%, 7/1/13 (4)(6)	2,590	2,794
		42,720
Washington 1.4%
Port of Seattle, GO, 5.00%, 2/1/25 (9)	1,270	1,344
Port of Seattle, GO, 5.00%, 2/1/26 (9)	2,705	2,857
Tacoma Electric System, 5.50%, 1/1/11 (6)	2,460	2,609
Washington HFA, Virginia Mason Medical Center
6.00%, 8/15/08 (1)	1,000	1,033
		7,843
West Virginia 0.4%
West Virginia, GO, 5.00%, 6/1/13 (3)	2,000	2,129
		2,129
Wisconsin 0.2%
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/11	1,000	1,060
		1,060
Total Municipal Securities (Cost $533,162)		542,055
Total Investments in Securities
99.0% of Net Assets (Cost $533,162)		$542,055

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Insured by Financial Guaranty Insurance Company
(4)	Interest subject to alternative minimum tax
(5)	Insured by AMBAC Assurance Corp.
(6)	Insured by Financial Security Assurance Inc.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $718 and represents 0.1% of net assets.
(8)	Escrowed to maturity
(9)	Insured by XL Capital Assurance Inc.
(10)	Insured by ACA Financial Guaranty Corp.
(11)	All or a portion of this security is pledged to cover margin requirements on futures contracts at January 31, 2007
CDD	Community Development District
COP	Certificate of Participation
DOT	Department of Transportation
EDA	Economic Development Authority
EFA	Educational Facility Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HEFB	Health & Educational Facility Board
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
TECP	Tax-Exempt Commercial Paper

Open Futures Contracts at January 31, 2007 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 30 U.S. Treasury five year contracts,
$35 par of California Dept. of Water Resources,
Power Supply, 5.50%, 5/1/11 bonds pledged
as initial margin	3/07	$3,136	$(1)

Net payments (receipts) of variation
margin to date			7

Variation margin receivable (payable)
on open futures contracts			$6

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Intermediate Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $533,152,000. Net unrealized gain aggregated $8,902,000 at period-end, of which $9,682,000 related to appreciated investments and $780,000 related to depreciated investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited		January 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 100.2%
Alabama 3.0%
Alabama Public School & College Auth., 5.50%, 9/1/29 (1)	1,000	1,046
Birmingham, GO, 5.00%, 10/1/13 (1)	5,280	5,624
Camden Ind. Dev. Board, IDRB, Weyerhaeuser
6.125%, 12/1/24	300	328
Health Care Auth. for Baptist Health, 5.00%, 11/15/17	3,805	3,942
Houston County Healthcare Auth., 5.25%, 10/1/30 (2)	2,000	2,151
		13,091
Alaska 0.7%
Alaska HFC, Single Family, 5.75%, 12/1/11 (3)	1,115	1,142
Alaska Student Loan Corp., 5.10%, 7/1/10 (2)(3)	1,000	1,027
Anchorage, GO, 5.00%, 3/1/20 (1)	1,000	1,061
		3,230
Arizona 1.0%
Arizona Health Fac. Auth., Blood Systems, 5.00%, 4/1/20	615	632
Arizona HFA, Beatitudes Campus, 5.20%, 10/1/37	1,000	1,004
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10) (4)	575	612
Phoenix Civic Improvement, 6.25%, 7/1/17
(Prerefunded 7/1/10) (4)(5)	1,000	1,087
Salt River Agricultural Improvement & Power, 5.00%, 1/1/08	600	607
Tempe IDA, Friendship Village, 6.75%, 12/1/30	300	326
		4,268
Arkansas 0.2%
Univ. of Arkansas, 5.00%, 11/1/34 (1)	1,000	1,048
		1,048
California 14.9%
Anaheim Public Finance Auth., Electric, 4.75%, 10/1/27 (1)	2,500	2,579
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (4)	105	112
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (4)	370	393
California, GO, 5.00%, 3/1/14	2,100	2,241
California, GO, 5.00%, 11/1/24	370	383
California, GO, 5.00%, 2/1/33	3,000	3,113
California, GO, 5.50%, 11/1/33	1,250	1,358
California, GO, 5.65%, 6/1/30	25	26
California Dept. of Veteran Affairs, 4.60%, 12/1/28	1,250	1,243
California Dept. of Water Resources, Power Supply
5.25%, 5/1/09 (1)	1,000	1,035
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (2)	1,000	1,090
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (4)	200	221
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	225	237
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	2,600	2,695
California Housing Fin. Agency, 4.95%, 8/1/36 (3)	2,000	2,026
California Housing Fin. Agency, 5.00%, 2/1/24 (3)(5)	2,250	2,321
California Housing Fin. Agency, Home Mortgage
5.75%, 8/1/30 (3)(5)	1,000	1,068
California Pollution Control Fin. Auth., Pacific Gas & Electric
3.50%, 12/1/23 (3)(5)	500	499
California Pollution Control Fin. Auth., Waste Management
5.10%, 6/1/18 (3)	3,000	3,035
California Public Works Board, 5.00%, 1/1/21	2,000	2,113
California Public Works Board, 5.00%, 11/1/26	2,590	2,723
California Public Works Board, Butterfield, 5.00%, 6/1/17	560	596
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	1,000	1,056
California Public Works Board, Mental Health, 5.50%, 6/1/23	500	548
California Public Works Board, Mental Health
Coalinga, 5.125%, 6/1/29	1,000	1,048
California Public Works Board, Univ. of California Research
5.00%, 10/1/28	2,500	2,651
California State Univ. Trustees, 5.00%, 11/1/23 (2)	2,505	2,658
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	2,000	2,086
California Statewide CDA, Kaiser Permanente, 4.75%, 4/1/33	2,000	1,997
California Statewide, IDR, CDA, Southern California Edison
4.10%, 4/1/28 (6)	2,500	2,545
Chabot-Las Positas Community, Capital Appreciation Bonds
Election 2004-B, Zero Coupon, GO, 8/1/27 (2)	3,000	1,122
Chula Vista, Multi-Family Housing, 7.50%, 1/1/32 (3)	430	461
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.00%, 12/1/27 (3)	500	525
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.50%, 12/1/21 (Prerefunded 7/1/10) (3)(4)	500	548
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (4)	1,000	1,101
Los Angeles Dept. of Water & Power, 5.00%, 7/1/31 (2)	1,000	1,060
Napa Valley Community College, 5.00%, 8/1/21
(Prerefunded 8/1/15) (1)(4)	1,310	1,421
Oakland, GO, 5.00%, 1/15/26 (2)	1,100	1,166
Palm Springs Int'l. Airport, 5.45%, 7/1/20 (3)	690	705
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (1)	145	163
Poway Community Fac. Dist. #88-1, 6.75%, 8/15/15	425	449
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	500	519
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24 (7)	500	543
San Francisco Bay Area Rapid Transit, Property Tax, GO
5.00%, 8/1/22	1,025	1,093
San Francisco City and County Redev., Mission Bay South
5.15%, 8/1/35	300	304
San Jose Redev. Agency, 5.00%, 8/1/27 (1)	2,500	2,633
Sweetwater Union High School Dist., Special Tax
5.00%, 9/1/19 (7)	2,515	2,685
Univ. of California Regents, 5.00%, 5/15/24 (7)	1,235	1,300
Vallejo Sanitation Flood Control Dist., Overflow Elimination
COP, 5.00%, 5/1/24 (2)	1,000	1,053
Vallejo Sanitation Flood Control Dist., Overflow Elimination
COP, 5.00%, 5/1/25 (2)	435	458
		65,005
Colorado 1.0%
Colorado HFA, Adventist Health/Sunbelt, 6.625%, 11/15/26
(Prerefunded 11/15/11) (4)	500	564
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	100	109
Colorado Springs Utility Revenue, 5.00%, 11/15/29 (1)	2,465	2,547
Denver Convention Center, 5.00%, 12/1/35 (6)	1,000	1,048
Park Creek Metropolitan Dist., Property Tax, 5.50%, 12/1/37	270	285
		4,553
Connecticut 0.7%
Connecticut HEFA, 5.00%, 7/1/36 (8)	1,000	1,037
Mashantucket Western Pequot Tribe, 5.50%, 9/1/36 (9)	1,000	1,052
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (9)	250	256
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (9)	300	307
Mohegan Tribe Indians, 6.25%, 1/1/31	350	372
		3,024
Delaware 0.8%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	600	619
Delaware HFA, Catholic Health East, 5.75%, 11/15/33	250	271
Delaware Housing Auth., Multi-Family, 5.40%, 7/1/24	1,105	1,134
Delaware River & Bay Auth., 5.00%, 1/1/27 (1)	500	527
New Castle County, Newark Charter School, 5.00%, 9/1/26	500	511
Sussex County, Cadbury Lewes Project, 5.90%, 1/1/26	375	395
		3,457
District of Columbia 0.8%
District of Columbia, GO, 6.00%, 6/1/17 (1)	1,220	1,419
Metropolitan Washington Airports Auth., VR
3.68%, 10/1/32 (3)(5)	1,000	1,000
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/27 (1)(3)	1,000	1,063
		3,482
Florida 1.9%
Ave Maria Stewardship Community Dist., 4.80%, 11/1/12	970	973
Broward County Airport, 5.375%, 10/1/13 (1)(3)	2,500	2,582
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	15	15
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	115	115
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/23	1,410	1,465
Jacksonville, Excise Tax, 5.25%, 10/1/20 (1)(3)	1,000	1,056
Paseo CDD, 5.00%, 2/1/11	1,005	1,002
Saint John's County IDA, Glenmoor, 5.00%, 1/1/16	500	500
Seven Oaks CDD, II, 5.00%, 5/1/09	200	201
Winter Garden Village, Fowler Grove, 5.65%, 5/1/37	500	524
		8,433
Georgia 3.3%
Athens - Clarke County Residential Care Fac., Wesley Woods of
Athens, 6.375%, 10/1/27	200	146
Atlanta, Princeton Lakes, 5.50%, 1/1/31	300	305
Atlanta Airport, 5.50%, 1/1/26 (Prerefunded 1/1/10) (4)(5)	200	211
Atlanta Airport, 6.25%, 1/1/14 (3)(5)	1,000	1,065
Chatham County Hosp. Auth., Memorial Medical Center
5.50%, 1/1/34	1,000	1,058
Chatham County Hosp. Auth., Memorial Univ. Medical Center
6.125%, 1/1/24	750	814
Clark County, Athens Regional Medical Center, GO
5.00%, 1/1/27 (1)	3,000	3,163
Forsyth County Water & Sewer Auth., 5.00%, 4/1/28	3,500	3,647
Fulton County Residential Care Fac. for the Elderly, Canterbury
Court, 6.125%, 2/15/26	250	264
Gainesville Redev. Auth., Riverside Military Academy
5.125%, 3/1/37	520	530
Georgia Housing & Finance Auth., Single Family, VRDN
(Currently 3.58%) (3)	2,200	2,200
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (1)(10)	100	114
Rockdale County Dev. Auth., Pratt Industries USA
7.50%, 1/1/26 (3)	225	227
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/24	110	121
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	500	549
		14,414
Guam 0.1%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	500	545
		545
Hawaii 2.6%
Hawaii, GO, VR, 3.65%, 3/1/26 (7)	4,990	4,990
Hawaii Airports System, 5.25%, 7/1/21 (3)(5)	6,000	6,220
		11,210
Illinois 2.9%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10) (4)(5)	500	551
Chicago O' Hare Int'l. Airport, 5.00%, 1/1/11 (1)	3,905	4,063
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/24 (1)(3)	500	526
Chicago O' Hare Int'l. Airport, 5.75%, 1/1/21 (1)(3)	1,000	1,069
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.68%) (2)(3)	400	400
Illinois HFA, Friendship Village of Schaumburg
5.625%, 2/15/37	400	411
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19 (10)	145	152
Illinois HFA, Institute of Technology, 5.00%, 4/1/31	1,500	1,557
Illinois HFA, Institute of Technology, 5.00%, 4/1/36	1,000	1,033
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/37	350	371
Illinois HFA, Lutheran Hillside Village, 5.25%, 2/1/37	500	523
Illinois HFA, Lutheran Senior Ministries, 7.375%, 8/15/31
(Prerefunded 8/15/11) (4)	250	288
Illinois HFA, Riverside Health, 6.00%, 11/15/32
(Prerefunded 11/15/12) (4)	500	555
Illinois HFA, Tabor Hills, 5.25%, 11/15/36	1,000	1,015
Village of Carol Stream, Windsor Park Manor, 7.20%, 12/1/14
(Prerefunded 12/1/07) (4)	200	209
		12,723
Indiana 1.5%
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10) (4)	160	169
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25	840	880
Purdue Univ., 5.25%, 7/1/11	4,835	5,104
Saint Joseph County, Holy Cross, 6.00%, 5/15/38	490	517
		6,670
Iowa 0.4%
Iowa Fin. Auth., Single Family, 5.70%, 1/1/27	315	319
Tobacco Settlement Auth., 5.375%, 6/1/38	1,500	1,560
		1,879
Kansas 1.0%
Burlington, PCR, Kansas Gas & Electric, 5.30%, 6/1/31 (1)	500	533
City of Olathe, Aberdeen, 8.00%, 5/15/30
(Prerefunded 5/15/10) (4)	250	286
Johnson County Union School Dist. 233, Olathe, GO
5.50%, 9/1/16 (5)	1,000	1,126
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32	400	433
Salina Hosp., Regional Health, 5.00%, 10/1/36	1,325	1,373
Wyandotte County Unified Gov't., 4.75%, 12/1/16	250	256
Wyandotte County Unified Gov't., 5.00%, 12/1/20	250	258
		4,265
Louisiana 2.4%
Louisiana, Gas & Fuels, 5.375%, 6/1/19 (2)	1,000	1,063
Louisiana, Gas & Fuels Tax, 4.75%, 5/1/39 (7)	6,000	6,117
Louisiana, GO, 5.00%, 7/15/18 (11)	3,000	3,206
		10,386
Maryland 6.8%
Baltimore Convention Center Hotel, 5.00%, 9/1/32 (6)	1,000	1,059
Baltimore Convention Center Hotel, 5.875%, 9/1/39	585	619
Gaithersburg Economic Dev. Revenue, Asbury, 5.125%, 1/1/36	2,000	2,049
Maryland Economic Dev. Corp., Chesapeake Hyatt
5.00%, 12/1/31	1,500	1,502
Maryland CDA, Barrington, VRDN (Currently 3.67%) (3)	1,865	1,865
Maryland CDA, Residential, 4.95%, 9/1/38 (3)	1,500	1,522
Maryland Economic Dev. Corp., Associated Jewish Charities
5.50%, 7/15/09 (10)	445	462
Maryland Economic Dev. Corp., Aviation Admin Fac.
5.50%, 6/1/15 (3)(7)	2,690	2,897
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/13 (3)(7)	600	649
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.50%, 12/1/14 (Prerefunded 12/1/09) (4)	100	109
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22 (Prerefunded 12/1/09) (4)	250	278
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27 (Prerefunded 12/1/09) (4)	200	223
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (4)	150	173
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/22	500	524
Maryland Economic Dev. Corp., UMBC Student Housing
5.00%, 7/1/35 (6)	2,420	2,552
Maryland Economic Dev. Corp., Univ. of Maryland College Park
5.00%, 6/1/33 (11)	1,000	1,055
Maryland Energy Fin. Administration, Baltimore Wastewater
6.45%, 12/1/16 (3)	500	511
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	500	532
Maryland HHEFA, Kings Farm Presbyterian Community
5.00%, 1/1/17	525	526
Maryland HHEFA, Kings Farm Presbyterian Community
5.30%, 1/1/37	250	253
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/21	1,000	1,055
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20	850	934
Maryland HHEFA, Univ. of Maryland Medical System
6.75%, 7/1/30 (Prerefunded 7/1/10) (4)	2,000	2,205
Maryland HHEFA, Western Maryland, 4.75%, 7/1/36 (1)	3,210	3,278
Maryland HHEFA, Western Maryland, 5.00%, 7/1/15 (1)	2,305	2,479
Northeast Maryland Waste Disposal Auth. IDRB, Waste
Management, 5.00%, 1/1/12 (3)	200	203
		29,514
Massachusetts 1.1%
Massachusetts, 5.00%, 9/1/21 (Prerefunded 9/1/15) (4)	2,000	2,166
Massachusetts, 5.25%, 8/1/19 (Prerefunded 8/1/13) (4)	1,000	1,080
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (4)	250	271
Massachusetts Water Pollution Abatement Trust, Water
Resources Auth., 6.00%, 8/1/18	1,050	1,243
		4,760
Michigan 0.2%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12) (4)	250	274
Kentwood Economic Dev. Corp., 5.375%, 11/15/36	500	522
		796
Mississippi 0.7%
Mississippi Business Fin., IDR, Waste Management
3.35%, 3/1/29 (Tender 3/1/09) (3)	2,440	2,389
Mississippi Business Fin., PCR, Entergy, 5.875%, 4/1/22	500	505
		2,894
Missouri 2.8%
Bi-State Dev. Agency, Metrolink, 3.95%, 10/1/35
(Tender 10/1/09)	600	602
Missouri Electric Utility Commission, Plum Point
5.00%, 1/1/12 (1)	1,500	1,580
Missouri Electric Utility Commission, Plum Point
5.00%, 1/1/23 (1)	1,000	1,064
Missouri Higher Ed. Loan Auth., 5.85%, 7/15/10 (3)	1,000	1,043
Missouri Highway & Transportation Commission
5.00%, 5/1/25	5,000	5,323
Missouri Joint Municipal Electric Utility Commission
5.00%, 1/1/17	2,000	2,153
Sugar Creek IDRB, LaFarge North America, 5.65%, 6/1/37 (3)	250	264
		12,029
Montana 0.2%
Forsyth IDRB, Northwestern Corp., 4.65%, 8/1/23 (2)	1,000	1,026
		1,026
Nevada 0.6%
Clark County IDRB, PCR, Southwest Gas, 4.75%, 9/1/36 (3)(5)	2,000	1,997
Clark County IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/01/2013)	250	262
Henderson Local Improvement Dist., Sun City Anthem Phase II
5.80%, 3/1/23	125	129
Nevada Dept. of Business & Industry, Las Ventanas
6.75%, 11/15/23	200	204
		2,592
New Hampshire 0.5%
New Hampshire Business Fin. Auth., IDR, Waste Management
5.20%, 5/1/27 (3)	1,500	1,541
New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (1)	750	806
		2,347
New Jersey 5.1%
City of Bayonne, GO, BAN, 5.00%, 10/26/07	2,000	2,013
New Jersey Economic Dev. Auth., 5.00%, 9/1/36	2,750	2,893
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/29	1,000	1,075
New Jersey Economic Dev. Auth., Harrogate, 5.55%, 12/1/07	150	151
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	175	177
New Jersey Economic Dev. Auth., Performing Arts Center
6.00%, 6/15/08 (2)	1,060	1,093
New Jersey Economic Dev. Auth., School Fac. Construction
5.125%, 3/1/30	2,000	2,110
New Jersey Economic Dev. Auth., Seabrook Village
5.00%, 11/15/14	530	541
New Jersey Economic Dev. Auth., Seabrook Village
5.00%, 11/15/16	600	614
New Jersey Economic Dev. Auth., Seashore Gardens
5.00%, 11/1/16	1,240	1,235
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/17	500	508
New Jersey Health Care Fac., Saint Barnabas Health
Zero Coupon, 7/1/31	2,500	717
New Jersey HFFA, Greystone Park Psychiatric Hosp.
5.00%, 9/15/25 (2)	1,000	1,055
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	400	437
New Jersey HFFA, RWJ Health Care Corp. at Hamilton
5.00%, 7/1/25 (8)	1,000	1,043
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21
(Prerefunded 7/1/12) (4)	750	820
New Jersey Transportation Trust Fund Auth.
6.00%, 6/15/07 (10)	1,000	1,009
New Jersey Transportation Trust Fund Auth.
Zero Coupon, 12/15/29 (7)	6,000	2,173
Tobacco Settle Fin., 4.50%, 6/1/23	2,500	2,452
		22,116
New Mexico 0.5%
New Mexico Mortgage Fin. Auth., Single Family Mortgage
6.30%, 9/1/27	75	76
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	1,000	1,053
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32	1,080	1,126
		2,255
New York 14.9%
Albany IDA, Albany College of Pharmacy, 5.625%, 12/1/34	775	819
Dormitory Auth. of the State of New York, 5.00%, 7/1/25	3,900	4,150
Dormitory Auth. of the State of New York, 5.00%, 11/1/34	1,000	1,041
Dormitory Auth. of the State of New York, 5.25%, 11/15/23
(Tender 5/15/2012)	3,400	3,617
Dormitory Auth. of the State of New York, Cabrini West
5.20%, 2/15/41	2,500	2,701
Dormitory Auth. of the State of New York, Mount Sinai Health
5.50%, 7/1/26	275	280
Dormitory Auth. of the State of New York, St. John's Univ.
5.25%, 7/1/25 (1)	1,750	1,979
Dutchess County IDA, Elant Fishkill, 5.25%, 1/1/37	400	397
Essex County IDA, PCR, Int'l. Paper, 5.20%, 12/1/23 (3)	1,000	1,031
Long Island Power Auth., 5.00%, 12/1/22 (5)	3,000	3,197
Long Island Power Auth., 5.00%, 12/1/35	500	524
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	360	374
Metropolitan Transportation Auth., 5.00%, 11/15/13 (1)	2,000	2,140
Metropolitan Transportation Auth., 5.00%, 11/15/25 (5)	3,000	3,144
Metropolitan Transportation Auth., VR, 3.74%, 11/15/31	2,595	2,595
Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10) (4)(7)	655	717
Nassau County Interim Fin. Auth., Sales Tax
5.00%, 11/15/16 (1)	1,000	1,077
Nassau County Interim Fin. Auth., Sales Tax
5.00%, 11/15/21 (1)	1,915	2,041
Nassau County Tobacco Settlement Corp., STEP
0.0%, 6/1/26 (Prerefunded 3/1/2013) (4)(12)	1,000	909
New York City, 5.75%, 3/1/20	1,000	1,107
New York City, GO, 5.00%, 8/1/12	4,000	4,210
New York City, GO, 5.00%, 6/1/18	1,650	1,758
New York City, GO, 5.00%, 8/1/26	1,055	1,107
New York City, GO, 5.00%, 4/1/27	1,690	1,776
New York City, GO, 5.125%, 8/1/10	800	833
New York City, GO, 6.25%, 8/1/09	170	173
New York City Convention Center Dev. Corp., Hotel Unit Fee
5.00%, 11/15/21 (2)	1,250	1,329
New York City Housing Dev. Corp., HUD Capital Funding
Program, 5.00%, 7/1/25 (5)	600	635
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	2,500	2,656
New York City IDA, 7 World Trade Center, 6.75%, 3/1/15	500	537
New York City IDA, Terminal One Group, 5.00%, 1/1/08 (3)	1,000	1,010
New York City IDA, Terminal One Group, 5.00%, 1/1/10 (3)	2,000	2,051
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (3)	500	536
New York City IDA, IDRB, IAC / InterActive Corp., 5.00%, 9/1/35	400	414
New York City Municipal Water Fin. Auth., 5.00%, 6/15/37	5,000	5,236
New York City, HDA, HUD Capital Funding Program
5.00%, 7/1/19 (5)	1,230	1,309
New York State Environmental Fac., PCR, Waste Management
4.45%, 7/1/17 (Tender 7/1/2009) (3)	250	251
New York State Mortgage Agency, Single Family
5.85%, 10/1/18 (3)	345	359
New York State Thruway Auth., Highway & Bridge
5.00%, 4/1/21 (2)	500	532
Niagara County IDA, American Ref-Fuel, 5.45%, 11/15/26
(Tender 11/15/2012) (3)	500	527
Port Auth. of New York & New Jersey, 5.00%, 7/15/22	2,085	2,210
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (3)(5)	1,000	1,010
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (2)	500	534
Yonkers IDA, Civic Fac., 6.625%, 2/1/26
(Prerefunded 2/1/11) (4)	250	276
		65,109
North Carolina 1.4%
Gaston County IDRB, PCR, National Gypsum, 5.75%, 8/1/35 (3)	200	214
North Carolina Eastern Municipal Power Agency, 5.30%, 1/1/15	500	530
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/11	1,500	1,576
North Carolina Eastern Municipal Power Agency
5.375%, 1/1/13	500	535
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	753
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	1,065	1,145
Onslow County Hosp. Auth., 5.125%, 10/1/22 (1)	1,075	1,148
		5,901
North Dakota 0.4%
Ward County, Trinity Obligated Group, 5.125%, 7/1/29	1,500	1,549
		1,549
Ohio 1.1%
Cuyahoga County Hosp., Cleveland Clinic Obligation Group
6.00%, 1/1/32	1,250	1,371
Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29 (Prerefunded 7/1/11) (4)	500	568
Ohio Building Auth., Adult Correctional Fac., 5.50%, 10/1/11
(Prerefunded 10/1/09) (4)	1,000	1,054
Ohio Water Dev. Auth., 3.75%, 10/1/30 (Tender10/1/2008)	965	960
Ohio Water Dev. Auth., Fresh Water, 5.375%, 12/1/21
(Prerefunded 6/1/12) (4)	750	807
		4,760
Oklahoma 0.4%
Norman Regional Hosp. Auth., 5.375%, 9/1/36	400	417
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	250	260
Oklahoma Dev. Fin. Auth., Continuing Care Retirement
6.25%, 2/1/09	105	107
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	690	767
		1,551
Oregon 0.4%
Multnomah County Hosp. Fac. Auth., Providence Health
5.25%, 10/1/24	1,000	1,065
Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10) (4)(5)	750	799
		1,864
Pennsylvania 3.1%
Bucks County Water & Sewer Auth., Neshaminy
5.25%, 6/1/15 (7)(10)	320	351
Bucks County Water & Sewer Auth., Neshaminy
5.25%, 6/1/15 (7)	680	745
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25 (Prerefunded 1/01/2014) (4)	400	465
Montgomery County HHEFA, Foulkeways at Gwynedd
6.75%, 11/15/24 (Prerefunded 11/15/09) (4)	400	435
Montgomery County IDA, Acts Retirement Communities
5.00%, 11/15/12	4,400	4,586
Montgomery County IDA, The Hill at Whitemarsh
6.25%, 2/1/35	500	528
Pennsylvania Higher EFA, Philadelphia Univ., 5.25%, 6/1/32	250	258
Pennsylvania Turnpike Commission, 5.50%, 7/15/33
(Prerefunded 7/15/11) (2)(4)	1,000	1,078
Philadelphia School Dist., 5.50%, 2/1/22
(Prerefunded 2/1/12) (4)(7)	1,000	1,078
Philadelphia School Dist., 5.50%, 2/1/31
(Prerefunded 2/1/12) (4)(7)	1,000	1,078
Saint Mary Hosp. Auth., Catholic Health East, 5.50%, 11/15/24	1,050	1,134
Washington County Redev. Auth., Victory Centre, 5.45%, 7/1/35	500	509
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	500	533
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	250	266
Westmoreland County IDA, Redstone Presbyterian Seniorcare
7.50%, 11/15/15 (Prerefunded 11/15/10) (4)	200	223
Westmoreland County IDA, Redstone Presbyterian Seniorcare
8.00%, 11/15/23 (Prerefunded 11/15/10) (4)	300	342
		13,609
Puerto Rico 4.6%
Puerto Rico, GO, 5.00%, 7/1/30 (Tender 7/01/2012)	1,000	1,040
Puerto Rico, GO, 5.25%, 7/1/21	785	845
Puerto Rico, GO, 5.25%, 7/1/27	2,750	2,946
Puerto Rico, Government Dev. Bank, GO, 4.05%, 2/2/07	2,003	2,003
Puerto Rico, Government Dev. Bank, GO, 4.05%, 4/5/07	2,000	2,000
Puerto Rico, Government Dev. Bank, GO, 4.05%, 4/17/07	3,000	3,000
Puerto Rico Commonwealth Gov't. Dev. Bank, GO
5.00%, 12/1/09	5,000	5,137
Puerto Rico Commonwealth Gov't. Dev. Bank, GO
5.00%, 12/1/12	1,000	1,048
Puerto Rico Electric Power Auth., 5.00%, 7/1/28 (5)	1,500	1,583
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15	250	272
		19,874
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	300	336
		336
South Carolina 0.6%
Florence County, Stone Container, 7.375%, 2/1/07	290	290
Lancaster, Edenmoor Improvement District, 5.75%, 12/1/37	500	519
Medical Univ. Hosp. Auth., 5.00%, 8/15/31 (1)	500	521
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	250	265
South Carolina Public Service Auth., 5.25%, 1/1/18 (7)	1,000	1,065
		2,660
South Dakota 0.3%
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	1,000	1,077
		1,077
Tennessee 2.0%
Chattanooga Health Ed. & Housing Fac. Board
5.125%, 10/1/35	1,000	1,009
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
6.00%, 10/1/35	350	368
Memphis-Shelby County Airport Auth., 6.25%, 2/15/09 (1)(3)	290	303
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(3)	100	108
Shelby County Health, Ed. & Housing Board, The Village at
Germantown, 7.25%, 12/1/34	250	253
Sullivan County, Wellmount Health, 5.25%, 9/1/36	1,500	1,563
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (4)	250	279
Sullivan County Health Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12) (4)	150	168
Tennessee Energy Acquisition, 5.00%, 9/1/10	4,600	4,764
		8,815
Texas 8.4%
Austin Convention Enterprises, 5.25%, 1/1/12 (6)	1,485	1,573
Austin Convention Enterprises, 5.25%, 1/1/13 (6)	2,235	2,387
Austin Convention Enterprises, 5.25%, 1/1/14 (6)	1,500	1,615
Austin Convention Enterprises, 5.75%, 1/1/24	1,250	1,335
Brazos River Auth., TXU Energy, 5.75%, 5/1/36
(Tender 11/01/2011) (3)	120	127
Brazos River Auth., PCR, Centerpoint Energy, 7.75%, 12/1/18	250	264
Brazos River Auth., PCR, TXU Energy, 7.70%, 4/1/33 (3)	150	175
Dallas/Fort Worth Airport, 5.50%, 11/1/31 (3)(5)	1,000	1,054
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (3)(5)	510	537
Dallas/Ft. Worth Airport, 5.50%, 11/1/18 (1)(3)	1,120	1,195
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies
5.90%, 4/1/36 (3)	500	538
Harris County Health Fac. Dev. Corp., Memorial Hermann
Healthcare, 6.375%, 6/1/29 (Prerefunded 6/1/11) (4)	250	277
Harris County Health Fac. Dev. Corp., St. Lukes Episcopal Hosp.
5.375%, 2/15/26 (Prerefunded 8/15/11) (4)	1,000	1,064
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12	800	834
Houston, GO, 5.50%, 3/1/18 (7)	500	529
Houston Airport, 5.20%, 7/1/18 (3)(5)	2,500	2,556
Houston Water & Sewer, 5.25%, 5/15/25 (1)	2,500	2,683
Houston Water & Sewer, 5.75%, 12/1/18
(Prerefunded 12/1/12) (2)(4)	485	533
Lehman Municipal Trusts, Houston, GO, VR, 3.60%, 10/1/26 (3)	2,700	2,700
Port Corpus Christi, PCR, IDC, Citgo Petroleum
8.25%, 11/1/31 (3)	250	257
Port of Houston Auth., GO, TECP, 3.66%, 4/11/07 (3)	674	674
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	250	270
San Antonio Electric & Gas, 5.00%, 2/1/25	2,000	2,098
Tarrant County, Edgemere Project - Northwest Senior High
School, 6.00%, 11/15/36	500	533
Tarrant County Health Fac. Dev. Corp., Baylor Health Center
5.375%, 11/15/21	1,000	1,058
Texas, Transportation Commission Mobility Fund, GO
5.00%, 4/1/28	5,000	5,253
Texas A&M Univ., 5.00%, 5/15/25	3,000	3,158
Texas Municipal Gas Acquisition & Supply, 5.00%, 12/15/13	1,200	1,269
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.65%, 11/15/35	200	205
		36,751
Utah 0.1%
Intermountain Power Agency, 5.75%, 7/1/16
(Prerefunded 7/1/07) (1)(4)	315	324
Intermountain Power Agency, 5.75%, 7/1/16 (1)	185	190
		514
Virginia 3.9%
Capital Region Airport Commission, VRDN (Currently 3.68%) (3)	1,435	1,435
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,500	1,614
Fairfax County Water Auth., 5.80%, 1/1/16 (10)	800	861
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10) (4)	1,250	1,352
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/30 (1)	1,000	1,052
Harrisonburg IDA, Rockingham Memorial Hospital
4.50%, 8/15/36 (2)	3,000	2,961
Henrico County Economic Dev. Auth., Bon Secours Health
5.60%, 11/15/30	250	264
James City County Econ. Dev. Auth., 5.00%, 6/15/13 (7)	4,790	5,096
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	100	105
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	140	146
New Port Community Dev. Auth., 5.60%, 9/1/36	415	433
Norfolk Economic Dev. Auth., 6.00%, 11/1/36 (3)	500	513
Peninsula Ports Auth., Baptist Homes, 5.40%, 12/1/33	500	515
Pocahontas Parkway Assoc., 5.50%, 8/15/28
(Prerefunded 8/15/08) (4)	300	314
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	400	404
		17,065
Washington 0.5%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (1)	585	360
Port of Seattle, GO, 5.00%, 2/1/26 (6)	1,000	1,056
Tacoma, Solid Waste, 5.50%, 12/1/17
(Prerefunded 12/1/07) (2)(4)	105	107
Tacoma, Solid Waste, 5.50%, 12/1/17 (2)	560	573
		2,096
West Virginia 0.2%
West Virginia, 5.00%, 9/1/12 (7)	1,000	1,058
		1,058
Wisconsin 0.1%
Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 (3)	200	198
		198

Total Municipal Securities (Cost $429,079)		436,799

Total Investments in Securities
100.2% of Net Assets (Cost $429,079)		$436,799

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by AMBAC Assurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by XL Capital Assurance Inc.
(7)	Insured by Financial Security Assurance Inc.
(8)	Insured by Radian Asset Assurance Inc.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,615 and represents 0.4% of net assets.
(10)	Escrowed to maturity
(11)	Insured by CIFG Assurance
(12)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Income Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $429,079,000. Net unrealized gain aggregated $7,720,000 at period-end, of which $8,511,000 related to appreciated investments and $791,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 23, 2007